Composition of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 50,368	$ 51,809
Less: Accumulated amortization	(20,255)	(12,309)
Other intangible assets, Net	30,113	39,500
Computer Software
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	5,858	5,512
Less: Accumulated amortization	(4,316)	(4,037)
Trademarks and domain names
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	5,429	5,624
Less: Accumulated amortization	(2,727)	(1,815)
Courseware
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	4,601	4,788
Less: Accumulated amortization	(1,857)	(711)
Business Contracts
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	23,917	24,891
Less: Accumulated amortization	(5,667)	(1,461)
Copyrights
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	9,692	10,087
Less: Accumulated amortization	(5,346)	(4,023)
Others
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	871	907
Less: Accumulated amortization	$ (342)	$ (262)